INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of current and deferred components of income taxes

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	105,663	42,257	31,543
Deferred tax benefits	(27,776)	(11,103)	(20,798)
Income tax expenses	77,887	31,154	10,745

Schedule of deferred tax assets

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Accrued expenses and other current liabilities	60,823	47,005
Net operating loss carry forwards	62,945	75,100
Intra-entity transfer of certain intangible assets	—	28,290
Total deferred tax assets	123,768	150,395
Less: valuation allowance	(3,578)	(6,976)
Deferred tax assets, net	120,190	143,419

Schedule of reconciliation between the income tax expense computed by applying the statutory rate and the actual income tax expense

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income before income tax	652,370	265,609	106,669
Tax expense at PRC enterprise income tax rate of 25%	163,093	66,402	26,667
Income tax on tax holidays	(72,396)	(41,869)	(19,387)
Tax effect of permanence differences	(31,088)	(20,001)	(34,587)
Effect of income tax rate differences in jurisdictions other than the PRC	16,270	21,625	23,666
Change in tax rate	—	3,460	9,549
Changes in valuation allowances	2,008	1,537	4,837
Income tax expense	77,887	31,154	10,745

Schedule of increase in income tax expenses and the decrease in net income per share amounts if tax holiday not available

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Increase in income tax expenses	72,396	41,869	19,387
Decrease in net income per share - basic	0.30	0.17	0.08
Decrease in net income per share - diluted	0.28	0.16	0.07